FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 97,336	$ 30,221	$ 63,154	$ 11,875
Amounts due from a related party		1,287
Prepaid expenses and other current assets	44,031	20,012
Total current assets	278,665	110,830
Property and equipment, net	105,022	63,644
Rental deposit and other non-current assets	10,238	6,301
TOTAL ASSETS	499,001	250,226
Current liabilities:
Accrued expenses and other current liabilities	36,790	24,275
Amount due to related parties		8,049
Total current liabilities	163,147	103,442
Equity:
Additional paid-in capital	419,862	1,342
Accumulated other comprehensive income	3,936	3,764
Total iKang Healthcare Group, Inc. shareholders' (deficit)/equity	319,130	(126,957)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	499,001	250,226
PARENT COMPANY
Current assets:
Cash and cash equivalents	55,883	13,937	47,290	80
Amounts due from a related party	127,694	27,622
Prepaid expenses and other current assets	1,488	334
Total current assets	185,065	41,893
Property and equipment, net		1
Investment in subsidiaries and VIE entities	136,670	99,584
Rental deposit and other non-current assets	740
TOTAL ASSETS	322,475	141,478
Current liabilities:
Accrued expenses and other current liabilities	2,151	2,767
Amount due to related parties	1,194	1,151
Total current liabilities	3,345	3,918
Equity:
Additional paid-in capital	419,862	1,342
Accumulated deficit	(105,011)	(132,124)
Accumulated other comprehensive income	3,936	3,764
Total iKang Healthcare Group, Inc. shareholders' (deficit)/equity	319,130	(126,957)	$ (124,195)	$ (52,212)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	322,475	141,478
Series A convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		6,496
Series A convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		6,496
Series B convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		6,512
Series B convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		6,512
Series C1 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		5,700
Series C1 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		5,700
Series C2 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		1,709
Series C2 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		1,709
Series C3 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		4,157
Series C3 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		4,157
Series D1 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		29,750
Series D1 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		29,750
Series D2 convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		11,300
Series D2 convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		11,300
Series E convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		54,098
Series E convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		54,098
Series F convertible redeemable participating preferred shares
Mezzanine Equity:
Convertible redeemable participating preferred shares		144,795
Series F convertible redeemable participating preferred shares | PARENT COMPANY
Mezzanine Equity:
Convertible redeemable participating preferred shares		144,795
Class A common shares
Equity:
Common shares	335	45
Class A common shares | PARENT COMPANY
Equity:
Common shares	335	45
Class B common shares
Equity:
Common shares		16
Class B common shares | PARENT COMPANY
Equity:
Common shares		$ 16
Class C common shares
Equity:
Common shares	8
Class C common shares | PARENT COMPANY
Equity:
Common shares	$ 8